Pension Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Pension Plan
Pension Plan

14.                               Pension Plan

The components of net periodic pension costs are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2012	2011	2012	2011
Interest cost	$269	$274	$808	$821
Expected return on plan assets	(320)	(308)	(959)	(925)
Recognized net actuarial loss	172	88	514	265
Net periodic cost	$121	$54	$363	$161

Future benefit accruals for all participants were frozen as of December 31, 2002.  We made required contributions of $1.3 million during the nine months ended September 30, 2012.

14. Employee Benefit Plans

        ASC Topic 718, "Compensation—Retirement Benefits" requires employers to recognize the under- funded or over funded status of a defined benefit post retirement plan as an asset or liability in its statements of financial position and to recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income. Additionally, ASC Topic 718 requires employers to measure the funded status of a plan as of the date of its year-end statement of financial position. At the time of adoption of ASC Topic 718, the full funded status of our defined benefit post retirement plan had been recognized in prior years' purchase accounting due to the Transaction. The adoption had no impact to the measurement date used in our year-end statement of financial position as related to our noncontributory defined benefit pension plan.

        Pension plan benefits are to be paid to eligible employees after retirement based primarily on years of credited service and participants' compensation. The Company uses a December 31 measurement date. Effective December 31, 2002, the Company froze the benefits under the pension plan. The change in benefit obligation, pension plan assets and funded status as of and for the years ended December 31, 2011 and 2010 are as follows:

Change in Benefit Obligation (in thousands)	2011	2010
Benefit obligations at beginning of Period	$20,489	$18,608
Interest cost	1,095	1,088
Actuarial loss	2,995	1,560
Benefits paid	(733)	(767)

Benefit obligation at end of period	$23,846	$20,489

Change in Plan Assets (in thousands)	2011	2010
Fair value of plan assets at beginning of year	$14,059	$12,202
Actual gain (loss) on plan assets	(260)	1,759
Benefits paid	(733)	(767)
Employer contribution	975	865

Fair value of plan assets at end of year	$14,041	$14,059

Funded Status (in thousands)	2011	2010
Funded status	$(9,805)	$(6,430)
Unrecognized net actuarial loss/Accumulated other comprehensive loss	11,365	7,230

Net amount recognized	$1,560	$800

        A summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets at December 31, are as follows:

(in thousands)	2011	2010
Projected benefit obligation	$23,846	$20,489
Accumulated benefit obligation ("ABO")	23,846	20,489
Fair value of plan assets	14,041	14,059
ABO less fair value of plan assets	9,805	6,430

        Amounts recognized in the consolidated balance sheets at December 31, are as follows:

(in thousands)	2011	2010
Current Liabilities	$1,595	$975
Noncurrent Liabilities	8,210	5,455

Total Amount Recognized	$9,805	$6,430

Net Periodic Benefit Cost (Benefit)

        The components of net periodic benefit cost (benefit) are as follows:

	Year Ended December 31,
(in thousands)	2011	2010	2009
Interest cost	$1,095	$1,088	$1,065
Expected return on plan assets	(1,234)	(1,218)	(1,213)
Recognized net actuarial loss	353	154	12

Net periodic benefit cost (benefit)	$214	$24	$(136)

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2011	2010
Beginning of year	$(7,230)	$(6,365)
Net Actuarial losses	(4,488)	(1,019)
Amortization of net gains	353	154

	$(11,365)	$(7,230)

Pension Plan Assets

        Our target pension plan asset allocation and actual pension plan allocation of assets at December 31, are as follows:

Asset Category	Target Allocation	2011	2010
Equity securities	70%	73%	77%
Debt securities and cash	30	27	23

	100%	100%	100%

        The pension plan assets are invested with the objective of maximizing long-term returns while minimizing material losses in order to meet future benefit obligations when they come due.

        The Company utilizes an investment approach with a mix of equity and debt securities used to maximize the long-term return on assets. Risk tolerance is established through consideration of pension plan liabilities, funded status and corporate financial condition. The investment portfolio consists of a diversified blend of mutual funds and fixed-income investments. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews and annual asset and liability reviews.

Fair Value Measurement

        The following table presents our plan assets using the fair value hierarchy as of December 31, 2011 and 2010.

	Year Ended December 31,
(in thousands)	2011	2010
Level 1
Equity Securities	$10,205	$10,769
Debt Securities and Cash	3,836	3,290
Level 2	—	—
Level 3	—	—

	$14,041	$14,059

        Investments in Equity and Debt Securities are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices. These investments are classified as Level 1.

Contributions

        The Company contributed $1.0, $0.9 and $0.4 million to the pension plan during the years ended December 31, 2011, 2010 and 2009, respectively. The Company expects to make contributions of approximately $1.6 million in 2012.

Estimated Future Benefit Payments

        The following benefit payments are expected to be paid:

Estimated Future Benefit Payments

(in thousands)
2012	$840
2013	860
2014	914
2015	954
2016	1,007
2017 to 2021	5,897

Pension Plan Assumptions

        The following weighted-average assumptions were used as of each of the years ended December 31, as follows:

	2011	2010	2009
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	4.67%	5.42%	5.92%
Expected return on assets	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate	5.42%	5.92%	6.10%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A

        These assumptions are reviewed on an annual basis. In determining the expected return on asset assumption, the Company evaluates the long-term returns earned by the pension plan, the mix of investments that comprise pension plan assets and forecasts of future long-term investment returns.

Other Employee Benefits

        The Company also sponsors a defined contribution plan, which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code") and covers substantially all of the Company's employees. Employees may contribute annually up to 60% of their base compensation on a pre-tax basis (subject to Internal Revenue Service limitation). The company matching contribution is 50% of the first 6% of base compensation that an employee contributes. We made matching contributions to the plan of approximately $1.4, $1.4 and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company is self-insured for employee health care up to $130,000 per member per plan year and aggregate claims up to 125% of expected claims per plan year. Also, the Company purchases workers' compensation and automobile liability coverage with related deductibles. The Company is liable for up to $250,000 per individual workers' compensation claim and up to $250,000 per accident for automobile liability claims. Self-insurance and deductible costs are included in other accrued expenses in the consolidated balance sheets and are accrued based upon the aggregate of the liability for reported claims and an actuarially determined estimated liability for claims development and incurred but not reported.